FEDERAL INCOME TAX STATUS (Details) - John Deere Tax Deferred Savings Plan for Wage Employees	12 Months Ended
Oct. 31, 2025
Federal Income Tax Status
Determination letter date	Oct. 05, 2016
Determination letter obtained	true
Tax qualification status	us-gaap:QualifiedPlanMember